Consolidated Condensed Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (1,281,634)
Income tax expense	(800,905)
Net loss	1,931,302
Southland Holdings [Member]
Revenue	1,161,431,000	$ 1,279,186,000	$ 1,057,936,000
Cost of construction	1,020,497,000	1,164,998,000	964,536,000
Gross profit	140,934,000	114,188,000	93,400,000
Selling, general, and administrative expenses	58,231,000	58,136,000	49,653,000
Loss from operations	82,703,000	56,052,000	43,747,000
(Gain) loss on investments, net	76,000	(898,000)	(2,068,000)
Other income, net	(2,204,000)	(2,780,000)	(1,839,000)
Interest expense	8,891,000	7,255,000	8,096,000
Earnings before income taxes	75,940,000	52,475,000	39,558,000
Income tax expense	13,290,000	10,945,000	9,406,000
Net loss	62,650,000	41,530,000	30,152,000
Net income (loss) attributable to noncontrolling interests	2,108,000	2,810,000	(3,516,000)
Net income attributable to Southland Holdings	$ 60,542,000	$ 38,720,000	$ 33,668,000